The UBS Funds

November 14, 2011

Supplement to the Prospectus

November 14, 2011

Dear Investor,

The purpose of this supplement is to update the Prospectus of the UBS Dynamic Alpha Fund series (the "Fund") of The UBS Funds dated October 28, 2011, as follows:

Effective immediately, Phillip Torres no longer serves as a portfolio manager for the Fund. The remaining portfolio managers of the Fund, Curt Custard, Andreas Koester and Jonathan Davies, have assumed Mr. Torres' portfolio management responsibilities for the Fund. Therefore, all references to Mr. Torres in the Prospectus are hereby deleted.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION WITH YOUR PROSPECTUS DATED OCTOBER 28, 2011.

Item #ZS509

The UBS Funds

November 14, 2011

Supplement to the Statement of Additional Information

November 14, 2011

Dear Investor,

The purpose of this supplement is to update the Statement of Additional Information ("SAI") of the UBS Dynamic Alpha Fund series (the "Fund") of The UBS Funds dated October 28, 2011, as follows:

Effective immediately, Phillip Torres no longer serves as a portfolio manager for the Fund. The remaining portfolio managers of the Fund, Curt Custard, Andreas Koester and Jonathan Davies, have assumed Mr. Torres' portfolio management responsibilities for the Fund. Therefore, all references to Mr. Torres in the SAI are hereby deleted.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION WITH YOUR SAI DATED OCTOBER 28, 2011.

Item #ZS510